Interim Consolidated Balance Sheets - CAD ($)	Sep. 30, 2020	Dec. 31, 2019
Current
Cash	$ 122	$ 113,156
GST recoverable	11,032	13,655
Deferred loss on derivatives	331,569	150,851
Total current assets	342,723	277,662
Investment	258,594	0
Intangible assets	0	26,761
Total assets	601,317	304,423
Current
Trade and other payables	191,220	122,276
Loan payable	0	26,565
Convertible promissory notes - liability component	46,293	50,593
Derivative liability	495,383	370,194
Promissory notes	175,606	165,698
Total liabilities	908,502	735,326
SHAREHOLDERS' (DEFICIENCY) EQUITY
Share capital	8,338,793	7,460,158
Reserves	60,000	60,000
Accumulated deficit	(8,705,978)	(7,793,332)
Total equity (deficiency) attributable to shareholders	(307,185)	(273,174)
Non-controlling interest	0	(157,729)
Total liabilities and shareholders' equity (deficiency)	$ 601,317	$ 304,423